Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 121
2022	62
2023	62
2024	812
2025	812
Thereafter	965
Total	$ 2,834